Unaudited Condensed Consolidated Interim Statements of Changes in Equity kr in Thousands, $ in Thousands	Share capital DKK (kr)	Share capital USD ($)	Share premium USD ($)	Foreign currency translation reserve USD ($)	Accumulated deficit USD ($)	USD ($)
Equity at Dec. 31, 2019		$ 2,481	$ 22,862	$ (169)	$ (15,812)	$ 9,362
Net loss for the period					(3,099)	(3,099)
Other comprehensive income				(180)		(180)
Share-based compensation					680	680
Equity at Mar. 31, 2020		2,481	22,862	(349)	(18,231)	6,763
Equity at Dec. 31, 2020	kr 16,198	2,648	31,443	226	(27,279)	7,038
Net loss for the period					(4,093)	(4,093)
Other comprehensive income				(729)		(729)
Tax effects on other comprehensive income				(6)		(6)
Share-based compensation					294	294
Issuance of shares for cash		484	29,516			30,000
Transaction costs			(4,705)			(4,705)
Equity at Mar. 31, 2021	kr 19,198	$ 3,132	$ 56,254	$ (509)	$ (31,078)	$ 27,799